Expense Example - MUFG Japan Small Cap Active ETF - MUFG Japan Small Cap Active ETF [Default Label]	Jul. 02, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 87
Expense Example, with Redemption, 3 Years	$ 271